Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of changes in accounting estimates [line items]
Income tax (expense)	€ 3,617	€ 1,020	€ 8,526	€ 3,758